Borrowings - Schedule of Analysis of Net Debt (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Detailed Information About Borrowings [Abstract]
Borrowings	£ 49,450	£ 19,495
Derivatives in respect of net debt, assets	(640)	(809)
Liabilities, Derivatives - in respect of net debt	117	300
Cash and cash equivalents (note 18)	(3,291)	(2,204)
Current available-for-sale investments (note 15)	(65)	(15)
Net Debt	£ 45,571	£ 16,767	£ 14,794